Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

Note 13. Net Loss Per Share

We compute net loss per share of Class A and Class B common stock using the two-class method. Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of each class of the Company’s common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of the Company’s common stock, including those presented in the table below, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential shares of the Company’s common stock outstanding would have been anti-dilutive. Since the Company was in a net loss position for all periods presented, the basic earnings per share (“EPS”) calculation excludes preferred stock as it does not participate in net losses of the Company.

As the Company uses the two-class method required for companies with multiple classes of common stock, the following table presents the calculation of basic and diluted net loss per share for each class of the Company’s common stock outstanding (in thousands, except share and per share amounts):

Year ended December 31, 2021
			Total
	Class A	Class B	Common Stock
Numerator:
Allocation of undistributed earnings	$(28,048)	$(4,361)	$(32,409)
Numerator for basic and diluted EPS – loss available to common stockholders	$(28,048)	$(4,361)	$(32,409)
Denominator:
Weighted-average common shares outstanding	150,424,024	23,386,029	173,810,053
Denominator for basic and diluted EPS – weighted-average common stock	150,424,024	23,386,029	173,810,053
Basic and diluted loss per share	$(0.19)	$(0.19)	$(0.19)

Year ended December 31,
	2020	2019
Numerator:
Allocation of undistributed earnings	$(162,745)	$(99,697)
Numerator for basic and diluted EPS – loss available to common stockholders	$(162,745)	$(99,697)
Denominator:
Weighted-average common shares outstanding	6,056,574	5,838,103
Denominator for basic and diluted EPS – weighted-average common stock	6,056,574	5,838,103
Basic and diluted loss per share	$(26.87)	$(17.08)

For the periods presented above, the net loss per share amounts are the same for Class A and Class B common stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with the Company’s Restated Certificate. The undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the years ended December 31, 2020 and 2019, the undistributed earnings are only allocated to Class A common stock as there were no shares of Class B common stock outstanding.

Anti-dilutive common equivalent shares were as follows:

	2021	2020	2019
Outstanding options to purchase common stock	16,243,532	26,708,329	15,254,566
Outstanding restricted stock units	3,577,894	1,894,897	—
Outstanding warrants	20,652,837	—	—
Outstanding convertible preferred stock (Series A through D)	—	107,197,118	107,197,118
Total anti-dilutive common equivalent shares	40,474,263	135,800,344	122,451,684